Geographic information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Geographic information	Geographic information
The following table presents the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented, based on each lessee’s principal place of business, for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023		2022		2021
	Amount	%	Amount	%	Amount	%
China (a)	$1,153,435	16.8%	$1,106,429	16.9%	$782,297	17.7%
United States	1,087,541	15.9%	1,032,503	15.8%	579,270	13.1%
Other countries (b)	4,619,344	67.3%	4,391,614	67.3%	3,050,436	69.2%
Total	$6,860,320	100.0%	$6,530,546	100.0%	$4,412,003	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our lease revenue.
The following table presents the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, investment in finance leases, net and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented, based on each lessee’s principal place of business, as of December 31, 2023 and 2022:

	As of December 31,
	2023		2022
	Amount	%	Amount	%
China (a)	$9,537,078	15.7%	$10,005,969	16.9%
United States	8,870,847	14.6%	9,104,327	15.4%
Other countries (b)	42,230,605	69.7%	40,181,282	67.7%
Total	$60,638,530	100.0%	$59,291,578	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our long-lived assets.
During the years ended December 31, 2023, 2022 and 2021, we had no lessees that represented more than 10% of total lease revenue.